Long-term Debt - Principal Payments (Tables) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Long-term Debt, by Maturity [Abstract]
Due through June 30, 2018	$ 3,711
Due through June 30, 2019	3,045
Due through June 30, 2020	3,045
Due through June 30, 2021	3,045
Due through June 30, 2022	3,045
Due through June 30, 2023	22,276
Total principal payments	38,167
Less: Deferred financing costs	(658)	$ (124)
Total debt	$ 37,509	$ 16,811